As filed with the Securities and Exchange Commission on October 4, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2006 (Unaudited)
Dow Jones Islamic Fund

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace - 1.2%
Rockwell Collins, Inc.	1,000	$52,430
United Technologies Corp.	4,400	275,924
		328,354
Air Freight & Logistics - 0.9%
Expeditors International Washington, Inc.	1,000	39,870
FedEx Corp.	1,100	111,133
United Parcel Service, Inc.	1,500	105,075
		256,078
Airlines - 0.2%
Southwest Airlines Co.	3,000	51,960
Auto Manufacturers - 0.3%
Bandag, Inc.	2,000	76,120
Gentex Corp.	1,000	14,480
		90,600
Automobiles - 0.4%
Harley-Davidson, Inc.	1,200	70,212
Winnebago Industries, Inc.	1,000	29,200
		99,412
Beverages - 3.0%
The Coca-Cola Co.	8,500	380,885
PepsiCo, Inc.	6,900	450,432
		831,317
Biotechnology - 3.1%
Amgen, Inc. (a)	4,552	309,217
Applera Corp - Applied Biosystems Group	1,100	33,715
Biogen Idec, Inc. (a)	1,075	47,451
Celgene Corp. (a)	2,000	81,380
Genentech, Inc. (a)	2,000	165,040
Gilead Sciences, Inc. (a)	2,000	126,800
Immunomedics, Inc. (a)	500	1,125
Medimmune, Inc. (a)	1,000	27,640
Myriad Genetics, Inc. (a)	500	12,645
Techne Corp. (a)	500	25,450
Waters Corp. (a)	500	21,325
		851,788
Chemicals - 1.8%
Arkema - ADR (a)	100	3,895
Ecolab, Inc.	1,000	44,580
Monsanto Co.	1,704	80,838
Sigma-Aldrich Corp.	1,000	72,630
Syngenta AG - ADR	10,000	295,100
		497,043
Commercial Services - 1.6%
Apollo Group, Inc. (a)	1,750	87,867
Career Education Corp. (a)	3,000	57,450
Cintas Corp.	500	18,515
Copart, Inc. (a)	750	21,053
Corinthian Colleges, Inc. (a)	8,000	96,960
The Corporate Executive Board Co.	500	43,820
Deluxe Corp.	500	8,960
DeVry, Inc. (a)	500	11,175
Herman Miller, Inc.	300	8,472
HNI Corp.	500	19,950
Robert Half International, Inc.	500	15,470
United Stationers, Inc. (a)	1,000	45,830
		435,522
Communications Equipment - 4.0%
A D C Telecommunications (a)	314	4,286
Andrew Corp. (a)	500	4,625
Cisco Systems, Inc. (a)	28,000	615,720
Echelon Corp. (a)	500	4,405
Foundry Networks, Inc. (a)	500	6,085
Interdigital Communications Corp. (a)	500	16,615
Plantronics, Inc.	500	8,960
Polycom, Inc. (a)	500	11,895
QUALCOMM, Inc.	6,600	248,622
Research In Motion Ltd. (a)(b)	2,000	165,000
Tekelec (a)	500	6,650
		1,092,863
Computers & Peripherals - 5.1%
Dell, Inc. (a)	8,900	200,695
Diebold, Inc.	500	20,955
EMC Corp. (a)	8,500	99,025
Hewlett-Packard Co.	10,321	377,336
International Business Machines Corp.	6,500	526,305
Lexmark International, Inc. (a)	500	28,035
NCR Corp. (a)	1,000	34,790
Network Appliance, Inc. (a)	1,100	37,664
QLogic Corp. (a)	1,000	18,380
Sun Microsystems, Inc. (a)	12,600	62,874
		1,406,059
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	500	10,125
Florida Rock Industries, Inc.	1,500	55,785
Fluor Corp.	500	43,210
Vulcan Materials Co.	500	39,305
		148,425
Containers & Packaging - 0.1%
Aptargroup, Inc.	500	25,750
Distributors - 0.2%
Genuine Parts Co.	1,100	45,463
Diversified Financial Services - 0.4%
Moody's Corp.	2,000	122,360
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	2,500	45,975
Chunghwa Telecom Company Ltd. - ADR (a)	3,060	52,969
		98,944
Electrical Equipment - 1.3%
American Power Conversion Corp.	5,700	100,149
Emerson Electric Co.	1,600	131,440
Rockwell Automation, Inc.	700	39,466
Woodward Governor Co.	3,000	101,010
		372,065
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	1,800	57,888
AVX Corp.	500	8,305
Cognex Corp.	500	12,765
Jabil Circuit, Inc.	500	13,415
Kemet Corp. (a)	500	4,115
Molex, Inc.	500	18,235
Molex, Inc.	500	15,730
National Instruments Corp.	750	20,820
Plexus Corp. (a)	500	9,910
Symbol Technologies, Inc.	798	9,584
Trimble Navigation Ltd. (a)	1,000	48,970
		219,737
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	1,500	106,770
BJ Services Co.	2,000	68,620
Cameron International Corp. (a)	1,000	47,910
ENSCO International, Inc.	500	22,345
GlobalSantaFe Corp. (b)	500	24,610
Noble Corp. (b)	500	32,695
Patterson-UTI Energy, Inc.	1,000	27,400
Rowan Companies, Inc.	500	17,100
Schlumberger Ltd. (b)	4,000	245,200
Tenaris S.A. - ADR	10,000	367,100
Tidewater, Inc.	500	23,805
		983,555
Food & Staples Retailing - 1.2%
CVS Corp.	2,800	93,940
Walgreen Co.	5,000	247,300
		341,240
Food Products - 0.3%
Hershey Foods Corp.	1,000	53,960
Lancaster Colony Corp.	500	22,070
Tootsie Roll Industries, Inc.	561	16,275
		92,305
Health Care Equipment & Supplies - 4.0%
Baxter International, Inc.	1,800	79,884
Becton, Dickinson & Co.	1,000	69,700
Biomet, Inc.	900	29,439
Boston Scientific Corp. (a)	3,175	55,372
C.R. Bard, Inc.	1,000	75,180
Cytyc Corp. (a)	500	11,945
Dentsply International, Inc.	1,000	32,580
Hospira, Inc. (a)	560	20,513
Medtronic, Inc.	4,400	206,360
PolyMedica Corp.	5,000	202,950
Resmed, Inc. (a)	1,000	40,680
Respironics, Inc. (a)	1,000	36,910
St Jude Medical, Inc. (a)	2,000	72,820
Stryker Corp.	2,000	96,060
Zimmer Holdings, Inc. (a)	1,000	68,000
		1,098,393
Health Care Providers & Services - 3.4%
Andrx Corp. (a)	500	11,920
Cardinal Health, Inc.	1,650	111,243
Coventry Health Care, Inc. (a)	268	14,536
Dendrite International, Inc. (a)	500	5,010
Emdeon Corp. (a)	1,000	11,850
Health Management Associates, Inc.	1,100	23,001
IMS Health, Inc.	1,100	30,019
Laboratory Corp Of America Holdings (a)	1,000	68,420
LifePoint Hospitals, Inc. (a)	500	17,025
Lincare Holdings, Inc. (a)	1,000	37,030
McKesson Corp.	1,100	55,880
Medco Health Solutions, Inc. (a)	1,025	64,954
Odyssey HealthCare, Inc. (a)	10,000	160,400
Patterson Cos, Inc. (a)	1,000	30,820
Pediatrix Medical Group, Inc. (a)	1,000	45,800
UnitedHealth Group, Inc.	4,800	249,360
		937,268
Health Care Technology - 0.2%
Cerner Corp. (a)	1,000	46,060
Household Durables - 0.7%
Blyth, Inc.	500	10,740
DR Horton, Inc.	1,000	21,930
Ethan Allen Interiors, Inc.	500	16,875
Leggett & Platt, Inc.	700	16,135
Mohawk Industries, Inc. (a)	500	35,440
Snap-On, Inc.	1,500	65,550
The Stanley Works	300	14,169
		180,839
Household Products - 4.3%
Clorox Co.	500	29,905
Colgate-Palmolive Co.	2,000	119,720
Kimberly-Clark Corp.	2,000	127,000
Procter & Gamble Co.	14,500	897,550
		1,174,175
Industrial Conglomerates - 1.0%
3M Co.	4,000	286,800
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	2,000	55,720
Internet Software & Services - 0.0%
Ariba, Inc. (a)	166	1,375
Move Inc Com (a)	59	270
VeriSign, Inc. (a)	600	12,144
		13,789
IT Services - 1.2%
Affiliated Computer Services, Inc. (a)	500	25,670
Automatic Data Processing, Inc.	2,000	94,400
Convergys Corp. (a)	500	10,435
First Data Corp.	3,000	128,910
Keane, Inc. (a)	500	7,740
MedQuist, Inc. (a)	500	5,000
Paychex, Inc.	1,200	43,092
Sabre Holdings Corp.	500	10,960
Unisys Corp. (a)	1,100	5,885
		332,092
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	500	6,705
Mattel, Inc.	1,500	28,260
Polaris Industries, Inc.	2,000	76,200
		111,165
Machinery - 1.3%
ASV, Inc. (a)	4,000	61,480
Clarcor, Inc.	1,000	29,950
Danaher Corp.	1,000	66,290
Dover Corp.	700	34,034
Illinois Tool Works, Inc.	2,200	96,580
Kaydon Corp.	500	19,055
Pall Corp.	500	13,610
Parker Hannifin Corp.	500	37,025
		358,024
Media - 0.7%
Catalina Marketing Corp.	500	14,325
Getty Images, Inc. (a)	500	22,715
John Wiley & Sons, Inc.	500	17,250
The McGraw-Hill Companies, Inc.	2,400	134,184
		188,474
Metals & Mining - 2.3%
Cameco Corp. (b)	8,000	327,600
Compania de Minas Buenaventura S.A. - ADR	5,000	139,750
Meridian Gold, Inc. (a)(b)	1,000	29,740
Newmont Mining Corp.	1,000	51,250
Nucor Corp.	2,000	97,740
		646,080
Multiline Retail - 0.6%
99 Cents Only Stores (a)	3,500	39,760
Big Lots, Inc. (a)	500	9,175
Dollar General Corp.	1,000	12,860
Dollar Tree Stores, Inc. (a)	500	14,390
Family Dollar Stores, Inc.	1,000	25,570
Kohl's Corp. (a)	1,200	75,012
		176,767
Office Electronics - 1.3%
Canon, Inc. - ADR	7,500	372,600
Oil & Gas - 11.9%
ChevronTexaco Corp.	8,880	571,872
EOG Resources, Inc.	1,400	90,748
Exxon Mobil Corp.	26,200	1,772,954
Murphy Oil Corp.	2,000	97,820
PetroChina Co Ltd. - ADR	1,000	112,180
Royal Dutch Shell PLC - ADR	4,309	308,352
Tatneft - ADR (a)	500	51,945
Total SA - ADR	4,000	269,720
		3,275,591
Paper & Forest Products - 0.0%
Neenah Paper, Inc.	60	2,014
Personal Products - 0.2%
Avon Products, Inc.	1,600	45,936
Pharmaceuticals - 13.7%
Abbott Laboratories	5,600	272,720
Allergan, Inc.	500	57,280
AstraZeneca Plc - ADR	4,000	260,560
Bristol-Myers Squibb Co.	6,200	134,850
Eli Lilly & Co.	4,000	223,720
Forest Laboratories, Inc. (a)	1,000	49,980
Genzyme Corp. (a)	1,000	66,230
Johnson & Johnson	11,784	761,953
King Pharmaceuticals, Inc. (a)	666	10,803
Merck & Co., Inc.	8,500	344,675
Mylan Laboratories	1,350	27,432
Noven Pharmaceuticals, Inc. (a)	500	12,480
Pfizer, Inc.	31,000	854,360
Sanofi-Aventis - ADR	7,043	316,583
Schering-Plough Corp.	5,400	113,130
Teva Pharmaceutical Industries, Ltd. - ADR	190	6,604
Wyeth	5,300	258,110
XOMA Ltd (a)(b)	500	850
		3,772,320
Real Estate - 0.2%
Public Storage, Inc.	500	43,325
Road & Rail - 0.1%
Werner Enterprises, Inc.	832	15,417
Semiconductor & Semiconductor Equipment - 4.9%
Altera Corp. (a)	1,300	26,299
Analog Devices, Inc.	1,000	30,640
Applied Materials, Inc.	5,800	97,904
Axcelis Technologies, Inc. (a)	600	3,774
Broadcom Corp. (a)	750	22,080
Cabot Microelectronics Corp. (a)	500	15,720
Credence Systems Corp. (a)	500	1,265
Cree, Inc. (a)	500	9,310
Integrated Device Technology, Inc. (a)	650	11,199
Intel Corp.	25,000	488,500
Intersil Corp.	1,000	25,350
KLA-Tencor Corp.	600	26,346
Linear Technology Corp.	1,000	34,010
Marvell Technology Group Ltd. (a)(b)	4,000	70,040
Maxim Integrated Products, Inc.	2,000	58,200
Micrel, Inc. (a)	500	5,010
Microchip Technology, Inc.	750	25,620
Micron Technology, Inc. (a)	1,900	32,832
National Semiconductor Corp.	2,000	48,580
Rambus, Inc. (a)	500	7,935
RF Micro Devices, Inc. (a)	500	3,310
Silicon Laboratories, Inc. (a)	500	17,635
Skyworks Solutions, Inc. (a)	500	2,315
Teradyne, Inc. (a)	500	7,020
Texas Instruments, Inc.	7,000	228,130
Xilinx, Inc.	2,000	45,740
		1,344,764
Software - 7.1%
Adobe Systems, Inc. (a)	1,690	54,824
BMC Software, Inc. (a)	5,900	157,058
Cadence Design Systems, Inc. (a)	1,100	18,073
Citrix Systems, Inc. (a)	600	18,408
Compuware Corp. (a)	40,000	304,000
Electronic Arts, Inc. (a)	1,000	50,970
Fair Isaac Corp.	750	26,257
Intuit, Inc. (a)	1,400	42,308
Mercury Interactive Corp. (a)	500	25,195
Microsoft Corp.	35,600	914,564
Oracle Corp. (a)	16,100	251,965
Parametric Technology Corp. (a)	400	6,444
Quest Software, Inc. (a)	500	6,965
Symantec Corp. (a)	3,461	64,513
Synopsys, Inc. (a)	1,000	18,960
		1,960,504
Specialty Retail - 4.0%
Autozone, Inc. (a)	500	45,150
Bed Bath & Beyond, Inc. (a)	1,000	33,730
The Gap Inc.	1,800	30,258
Home Depot, Inc.	9,200	315,468
Limited Brands	1,600	41,168
Lowe's Cos, Inc.	5,600	151,536
Men's Wearhouse, Inc.	750	26,587
Michaels Stores, Inc.	1,000	43,050
Office Depot, Inc. (a)	1,200	44,208
O'Reilly Automotive, Inc. (a)	1,000	29,690
Pacific Sunwear Of California (a)	6,000	80,160
RadioShack Corp.	700	12,642
Ross Stores, Inc.	2,000	48,980
The Sherwin-Williams Co.	500	25,820
Staples, Inc.	2,550	57,528
Tiffany & Co.	500	15,800
TJX Cos, Inc.	2,200	58,850
Williams-Sonoma, Inc.	1,000	29,460
		1,090,085
Textiles, Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	1,000	37,370
Nike, Inc.	600	48,456
VF Corp.	500	34,945
		120,771
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	500	33,400
Wireless Telecommunication Services - 0.6%
Vodafone Group Plc New - ADR	7,875	170,809
Total Common Stock (Cost $25,919,991) - 95.2%		26,244,022
Assets, Less Other Liabilities - 4.8%		1,327,781
TOTAL NET ASSETS - 100.0%		$27,571,803

ADR	American Depository Receipt
(a)	Non-Income Producing Security
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

Cost of investments	$25,919,538
Gross unrealized appreciation	6,687,681
Gross unrealized depreciation	(6,363,197)
Net unrealized appreciation	$324,484

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title) /s/ Bassam Osman
Bassam Osman, President

Date 9/26/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bassam Osman
Bassam Osman, President

Date 9/26/2006

By (Signature and Title)* /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date 9/29/2006

* Print the name and title of each signing officer under his or her signature.